Note 16 - Regulatory Matters (Details) - Capital Amounts and Ratios - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Capital Amounts and Ratios [Abstract]
Total Capital (to Risk Weighted Assets) actual amount	$ 31,675	$ 31,433
Total Capital (to Risk Weighted Assets) actual ratio	12.80%	13.08%
Total Capital (to Risk Weighted Assets) amount for capital adequacy purposes	$ 19,791	$ 19,227
Total Capital (to Risk Weighted Assets) ratio for capital adequacy purposes	8.00%	8.00%
Total Capital (to Risk Weighted Assets) amount to be well capitalized under prompt corrective action provisions	$ 24,739	$ 24,033
Total Capital (to Risk Weighted Assets) amount to be well capitalized under prompt corrective action provisions	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets) actual amount	$ 28,914	$ 28,641
Tier 1 Capital (to Risk Weighted Assets) actual ratio	11.69%	11.92%
Tier 1 Capital (to Risk Weighted Assets) amount for capital adequacy purposes	$ 9,895	$ 9,613
Tier 1 Capital (to Risk Weighted Assets) ratio for capital adequacy purposes	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets) amount to be well capitalized under prompt corrective action provisions	$ 14,843	$ 14,420
Total Capital (to Risk Weighted Assets) amount to be well capitalized under prompt corrective action provisions	6.00%	6.00%
Tier 1 Capital (to Average Assets) actual amount	$ 28,914	$ 28,641
Tier 1 Capital (to Average Assets) actual ratio	7.17%	7.09%
Tier 1 Capital (to Average Assets) amount for capital adequacy purposes	$ 16,137	$ 16,150
Tier 1 Capital (to Average Assets) ratio for capital adequacy purposes	4.00%	4.00%
Tier 1 Capital (to Average Assets) amount to be well capitalized under prompt corrective action provisions	$ 20,171	$ 20,188
Total Capital (to Risk Weighted Assets) amount to be well capitalized under prompt corrective action provisions	5.00%	5.00%